Consolidated Statement of Shareholders' Equity and Redeemable Non-Controlling Interest (Successor) and Class A Contingently Redeemable Preferred Units and Members' Equity (Predecessor) - USD ($)
$ in Thousands
		Total		Revision of Prior Period, Adjustment [Member]	Class B Common Stock	Class A Contingently Redeemable Preferred Equity	Common Stock Class A Common Stock	Common Stock Class A Common Stock Revision of Prior Period, Adjustment [Member]	Common Stock Class B Common Stock	Common Stock Class B Common Stock Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital Revision of Prior Period, Adjustment [Member]	Accumulated Deficit		Accumulated Deficit Revision of Prior Period, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss)	Redeemable Noncontrolling Interest Revision of Prior Period, Adjustment [Member]
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2019	[1]					702,493
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2019	[1]					$ 31,836
Shareholders' equity beginning balance at Dec. 31, 2019	[1]	$ 22,899					$ 18,701		$ 10,467			$ (6,269)			$ 0
Shareholders' equity beginning balance (in shares) at Dec. 31, 2019	[1]						2,883,452		1,567,546
Members' contributions	[1]	19,686					$ 17,168		$ 2,518
Members' contributions, Shares	[1]						2,597,159		380,906
Members' contributions, Value, Contingently Redeemable Preferred Units	[1]					$ 20,759
Members' contributions, Shares, Contingently Redeemable Preferred Units	[1]					423,083
Issuance of member interests	[1]	1,431							$ 1,431
Issuance of member interests, Shares	[1]								294,529
Issuance of member interests, Value, Contingently Redeemable Preferred Units	[1]					$ 1,510
Issuance of member interests, Shares, Contingently Redeemable Preferred Units	[1]					41,842
Share based compensation	[1]	34							$ 34
Net income (loss)		(7,963)	[1]		$ (2,583)							(7,963)	[1]
Foreign currency translation adjustments	[1]	(68)													(68)
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2020	[1]			$ 0
Shareholders' equity ending balance at Dec. 31, 2020	[1]	36,019		0			$ 35,869		$ 14,450			(14,232)			(68)
Shareholders' equity ending balance (in shares) at Dec. 31, 2020	[1]						5,480,611		2,242,981
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]			54,105		$ 54,105
Ending Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]					1,167,418
Share based compensation	[1]	2,649					$ 2,649
Net income (loss)		(16,474)	[1]		$ (4,784)							(16,474)	[1]
Foreign currency translation adjustments	[1]	113													113
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 22, 2021	[1]															$ 842,950
Shareholders' equity ending balance at Dec. 22, 2021	[1]	22,307					$ 38,518		$ 14,450			(30,706)			45
Shareholder's equity ending balance at Dec. 22, 2021	[1]			384,200				$ 5		$ 8	$ 466,206			$ (82,019)
Shareholders' equity ending balance (in shares) at Dec. 22, 2021	[1]						5,480,611	50,785,656	2,242,981	84,284,971
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					$ 54,105
Ending Balance, Shares, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					1,167,418
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]					1,167,418
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2020	[1]			54,105		$ 54,105
Shareholders' equity beginning balance at Dec. 31, 2020	[1]	36,019		0			$ 35,869		$ 14,450			(14,232)			(68)
Shareholders' equity beginning balance (in shares) at Dec. 31, 2020	[1]						5,480,611		2,242,981
Opening Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2020	[1]			0
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2021	[1]			841,982												841,982
Shareholders' equity ending balance at Dec. 31, 2021	[1]			418,777
Shareholder's equity ending balance at Dec. 31, 2021	[1]			418,777				$ 5		$ 8	466,345			(47,581)
Shareholders' equity ending balance (in shares) at Dec. 31, 2021	[1]							50,785,656		84,284,971
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2021	[1]			0
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					1,167,418
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 22, 2021	[1]					$ 54,105
Shareholder's equity beginning balance at Dec. 22, 2021	[1]			384,200				$ 5		$ 8	466,206			(82,019)
Shareholders' equity beginning balance at Dec. 22, 2021	[1]	22,307					$ 38,518		$ 14,450			$ (30,706)			$ 45
Shareholders' equity beginning balance (in shares) at Dec. 22, 2021	[1]						5,480,611	50,785,656	2,242,981	84,284,971
Opening Balance, Value, Redeemable Noncontrolling Interest at Dec. 22, 2021	[1]															842,950
Equity based compensation	[1]			139							139
Net income (loss)	[1]	$ 34,438		34,438										34,438		(968)
Closing Balance, Value, Redeemable Noncontrolling Interest at Dec. 31, 2021	[1]			841,982												$ 841,982
Shareholders' equity ending balance at Dec. 31, 2021	[1]			418,777
Shareholder's equity ending balance at Dec. 31, 2021	[1]			418,777				$ 5		$ 8	$ 466,345			$ (47,581)
Shareholders' equity ending balance (in shares) at Dec. 31, 2021	[1]							50,785,656		84,284,971
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2021	[1]			$ 0

[1]	See accompanying notes to the consolidated financial statements.